Transactions with Related Parties, 2 (Details) - USD ($)	2 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 16, 2017	Mar. 31, 2018	May 05, 2017	Jul. 29, 2016	Sep. 30, 2016	Oct. 13, 2014	Nov. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2016
Related Party Transaction [Line Items]
General and administrative expenses								$ 18,569,000	$ 13,969,000	$ 17,057,000
Due to related parties, short-term								12,029,000	17,107,000
Time charter and voyage expenses								31,593,000	21,919,000	4,980,000
Deferred revenue								3,340,000	5,028,000
Deferred gain on sale of assets								$ 0	6,729,000
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement								2 years
Charter hire daily rate								$ 35,000
Shinyo Ocean
Related Party Transaction [Line Items]
Duration of agreement								2 years
Charter hire daily rate								$ 38,400
Shinyo Kannika
Related Party Transaction [Line Items]
Duration of agreement								2 years
Charter hire daily rate								$ 38,000
Navios Midstream
Related Party Transaction [Line Items]
Backstop Agreement with Navios Midstream								On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Backstop commitments are triggered if the actual rates achieved are below the backstop rates.
Time charter and voyage expenses								$ 20,102,000	$ 16,391,000
Payments due to backstop agreement		$ 16,391,000
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests				$ 25,000,000
General partnership interests	6,446		412		5,655						1,143
Aggregate consideration for general partner interests	$ 79,000		$ 5,000		$ 75,000						$ 14,000
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest						2.00%	2.00%	3.40%	2.00%
Loss recognised as a result of the issuance of common units of Navios Midstream								$ 0	$ (54,000)	(246,000)
Accelerated amortization of the deferred gain								7,708,000	1,116,000	159,000
Navios Midstream | Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Deferred revenue								0	979,000
Deferred gain on sale of assets								0	7,708,000
Accelerated amortization of the deferred gain								6,777,000
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses								8,883,000	9,000,000	$ 9,427,000
Navios Holdings
Related Party Transaction [Line Items]
Due From Related Parties								$ 15,818,000	$ 18,036,000